File No. 333-02265
                                                              File No. 033-72226
                                                              File No. 002-72428

                                  PILGRIM FUNDS

                        Supplement dated January 3, 2002
                   to the Statement of Additional Information
                               dated March 1, 2001

On August 7, 2001, the Board of Directors of the Pilgrim Russia Fund, Inc., Pilgrim International Fund, Inc., and Pilgrim Precious Metals Fund, Inc. adopted resolutions to remove certain non-fundamental investment restrictions from the Statement of Additional Information for the Pilgrim Funds. The removal of the restrictions is effective as of December 1, 2001.

PILGRIM PRECIOUS METALS FUND

Page 42 of the SAI is revised by deleting the following text:

     (2) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (3) The Fund will not write, purchase or sell puts or calls on underlying securities. However, the Fund may invest up to 15% of the value of its assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     (4) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (6) The Fund will not invest for the purpose of exercising control over or management of any company.

     (7) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

And replacing it with the following text:

     (2) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

PILGRIM INTERNATIONAL FUND

Pages 45-46 of the SAI are revised by deleting the following text:

     (1) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     (2) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) The then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (3) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (5) The Fund will not invest for the purpose of exercising control over or management of any company.

     (6) The Fund will not purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of the purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. For these purposes, warrants attached to units or other securities shall be deemed to be without value.

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
     (7) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

And replacing it with the following text:

     (1) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     (2) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

PILGRIM RUSSIA FUND

Page 52 of the SAI is revised, by deleting the following text:

     (2) The Fund will not make short sales of securities, other than short sales `against the box,' or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (3) The Fund may invest up to 15% of the value of its assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     (4) The Fund may purchase and sell futures contracts and related options, except under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a

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
          contract, shall be committed to margin deposits in relation to futures contracts.

     (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (6) The Fund will not invest for the purpose of exercising control over or management of any company.

     (7) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The `bunching' of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

And replacing it with the following text:

     (2) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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